REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE
Schedule of disaggregation of revenue

	Three Months Ended March 31,
	2022	2021
Revenue from Travel Marketplace	$37,361	$13,150
Revenue from SAAS Platform	292	344
	$37,653	$13,494

	Year ended December 31,
	2021	2020
Revenue from Travel Marketplace	$92,038	$65,057
Revenue from SAAS Platform	1,156	739
	$93,194	$65,796

Schedule of contract balances

	Accounts	Contract	Deferred
	Receivable	Asset	Revenue
Ending Balance as of December 31, 2021	10,178	3,935	(20,738)
Increase/(decrease), net	7,264	2,569	749
Ending Balance as of March 31, 2022	$17,442	$6,504	$(19,989)

The opening and closing balances of accounts receivables and deferred revenue are as follows:

	Accounts Receivables	Contract Asset	Deferred Revenue
Ending Balance as of December 31, 2019	$15,664	$23,975	$(21,386)
Increase/(decrease), net	(10,309)	(19,555)	(2,018)
Ending Balance as of December 31, 2020	5,355	4,420	(23,404)
Increase/(decrease), net	4,823	(485)	2,666
Ending Balance as of December 31, 2021	$10,178	$3,935	$(20,738)